Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000090373
Average Annual Return [Line Items]
Average Annual Return, Percent	0.33%		5.24%		4.54%
Without Sales Load [Member] | C000159678
Average Annual Return [Line Items]
Average Annual Return, Percent	0.60%		5.47%	6.47%
Without Sales Load [Member] | C000219347
Average Annual Return [Line Items]
Average Annual Return, Percent	1.28%	15.09%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%		10.06%		9.23%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%		10.06%	10.26%
MSCI All Country World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	17.49%	18.10%